Right of Use Assets and Lease Liabilities	12 Months Ended
Mar. 31, 2020
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Right of Use Assets and Lease Liabilities

8.   Right of Use Assets and Lease Liabilities

The Company has recorded Right of Use assets and Lease Liabilities in its statement of financial position related to three properties in California for which the Company has entered into lease agreements that expire in more than one year. These leases are in a single class of Right of Use Assets, whose carrying value at March 31, 2020 was $620,191 (March 31, 2019 $699,574). Rental payments on the Right of Use Assets are discounted using an 8% rate of interest and capitalized on the Consolidated Statement of Financial Position as Lease Liabilities. The value of the Right of Use Assets is determined at lease inception and include the capitalized lease liabilities, incorporate upfront costs incurred and incentives received, and the value is depreciated over the term of the lease. For the year ended March 31, 2020 the Company incurred interest expense of $56,614 (2019 - $25,199) on the Lease Liabilities, recognized depreciation expense of $251,787 (2019 - $87,752) on the Right of Use Assets and made total rental payments of $288,188 (2019 - $74,237). Additions to Right of Use Assets during the year was $172,404 (2019 - $787,326).

For one of the leases there is an option to extend the lease for a further 36 months. As at March 31, 2020, GreenPower has not committed to additional leases that begin after the year-end.

	March 31, 2020	March 31, 2019
Right of Use Assets, beginning of year	$699,574	$—
Additions	172,404	787,326
Depreciation	(251,787)	(87,752)

Right of Use Assets, end of year	$620,191	$699,574

The following table summarizes payments on GreenPower's Lease Liabilities (undiscounted):

Year 1	$311,900
Year 2	284,363
Year 3	122,420
less amount representing interest expense	(59,565)
Lease liability	$659,118
Current portion of lease liabilities	$272,468
Long term portion of lease liabilities	$386,650

Payments on two leases that were classified as short-term leases totaled $48,942 ($2019 - 83,962) for the year and were recognized in office expense.  In August 2019, one of these leases was renewed for a term of three years and at that point was accounted for as a right of use asset, and one lease is scheduled to terminate during the year ended March 31, 2021. The one lease that is scheduled to terminate during the year ended March 31, 2021 has remaining minimum lease payments of $8,591.